Finance expense (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Finance Expense

	Year ended March 31,
	2017		2018		2019
Interest expense	₹	2,675	₹	3,451	₹	5,616
Exchange fluctuation on foreign currency borrowings, net		3,267		2,379		1,759

	₹	5,942	₹	5,830	₹	7,375